GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL
GENERAL

1. GENERAL

DEFINITIONS

        We are a wholly-owned subsidiary of Huntsman Corporation, which we refer to in these notes as our "parent." Unless the context otherwise requires, references in these financial statements to "we," "us," "our" or "our Company" refer to Huntsman International LLC, together with its subsidiaries, and not to Huntsman Corporation and its other subsidiaries; references to "guarantors" or "guarantor subsidiaries" refer to our subsidiaries that have guaranteed our debt obligations, including the notes, consisting of substantially all of our domestic subsidiaries and certain of our foreign subsidiaries; "HPS" refers to Huntsman Polyurethanes Shanghai Ltd. (our consolidated splitting joint venture with Shanghai Chlor-Alkali Chemical Company, Ltd); and "SLIC" refers to Shanghai Liengheng Isocyanate Investment BV (our unconsolidated manufacturing joint venture with BASF AG and three Chinese chemical companies).

        Each capitalized term used without definition in these notes to consolidated financial statements has the meaning specified in the prospectus with which these notes to consolidated financial statements are included. In these financial statements, we may use, without definition, the common names of competitors or other industry participants. We may also use the common names or abbreviations for certain chemicals or products.

DESCRIPTION OF BUSINESS

        We are a global manufacturer of differentiated organic chemical products and of inorganic chemical products. Our products comprise a broad range of chemicals and formulations, which we market globally to a diversified group of consumer and industrial customers. Our products are used in a wide range of applications, including those in the adhesives, aerospace, automotive, construction products, personal care and hygiene, durable and non-durable consumer products, electronics, medical, packaging, paints and coatings, power generation, refining, synthetic fiber, textile chemicals and dye industries. We are a leading global producer in many of our key product lines, including MDI, amines, surfactants, maleic anhydride, epoxy-based polymer formulations, textile chemicals, dyes and titanium dioxide.

        We operate in five segments: Polyurethanes, Performance Products, Advanced Materials, Textile Effects and Pigments. Our Polyurethanes, Performance Products, Advanced Materials and Textile Effects segments produce differentiated organic chemical products and our Pigments segment produces inorganic chemical products. In a series of transactions beginning in 2006, we sold or shutdown substantially all of our Australian styrenics operations and our North American polymers and base chemicals operations. We report the results of these businesses as discontinued operations. See "Note 25. Discontinued Operations."

COMPANY

        Our Company, a Delaware limited liability company, was formed in 1999. We are a wholly-owned subsidiary of Huntsman Corporation.